CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
(Loss) / Income for the year	$ (5,820)	$ (10,599)	$ 66,891
Adjustments for:
Amortization and depreciation	182,270	175,829	138,130
Deferred income tax	(31,346)	(24,999)	(41,843)
Current income tax	48,425	39,100	88,768
Share of loss in associates	5,353	4,146	15,841
(Impairment loss) / Reversal of previous impairment	42,801		(3,065)
(Gain) / Loss on disposals of property, plant and equipment and intangible assets	(16)	3,170	3,210
Unpaid concession fees	47,658	45,581	44,159
Low value, short term and variable lease payments	(2,831)
Changes in liability for concessions	88,488	86,331	98,122
Interest expense	92,687	96,301	115,223
Other financial results, net	(36,210)	(22,467)	(28,955)
Net foreign exchange	37,390	91,434	59,221
Other accruals	22,763	4,027	7,033
Inflation adjustment	41,032	35,901
Acquisition of Intangible assets	(353,725)	(206,622)	(255,488)
Income tax paid	(45,213)	(45,664)	(105,716)
Changes in working capital	(153,419)	(79,808)	(250,953)
Net cash (used in) / provided by operating activities	(19,713)	191,661	(49,422)
Cash flows from investing activities
Cash contribution in associates	(4,425)	(2,907)
Acquisition of other financial assets	(103,421)	(76,671)	(51,202)
Disposals of other financial assets	110,005	39,406	31,608
Purchase of Property, plant and equipment	(17,117)	(11,139)	(11,503)
Acquisition of Intangible assets	(960)	(1,176)	(1,664)
Loans with related parties	4,157	(3,349)	(12,762)
Proceeds from sale of Property, plant and Equipment	23	49	175
"Piana di Castello" land advance		(3,583)
Others	(408)	185	186
Net cash used in investing activities	(12,146)	(59,185)	(45,162)
Cash flows from financing activities
Proceeds from cash contributions	27,506	43,703	6,600
Refund of cash contributions			(28,893)
Additional acquisitions in subsidiaries		(40,731)
Disposal of partial interest in subsidiaries		56,638
Proceeds from borrowings	196,977	194,546	594,439
Initial Public Offering		195,601
Initial Public Offering expenses paid		(5,495)
Release of guarantee deposits		92,913
Release of restricted cash			30,873
Leases payments	(5,130)
Loans paid	(90,457)	(517,253)	(250,276)
Interest paid	(78,832)	(70,637)	(106,953)
Guarantee deposit	(3,007)		(92,999)
Dividends paid	(22,482)	(14,965)	(23,836)
Net cash provided by/ (used in) financing activities	24,575	(65,680)	128,955
(Decrease) / Increase in cash and cash equivalents	(7,284)	66,796	34,371
Cash and cash equivalents
At the beginning of the year	244,865	221,601	182,116
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(41,885)	(43,532)	5,114
(Decrease) / Increase in cash and cash equivalents	(7,284)	66,796	34,371
At the end of the year	$ 195,696	$ 244,865	$ 221,601